INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 4,778	$ 3,541
Cost of revenues	4,518	4,065
Gross profit (loss)	260	(524)
Operating expenses:
Research and development expenses	13,245	11,414
Marketing and business development expenses	313	280
General and administrative expenses	4,556	4,606
Total operating expenses	18,114	16,300
Operating loss	(17,854)	(16,824)
Financial and other income, net	3,191	2,315
Loss before taxes on income	(14,663)	(14,509)
Tax expense	(12)	(14)
Net loss	(14,675)	(14,523)
Other comprehensive loss:
Change in unrealized losses on marketable securities: Unrealized losses arising during the period, net	(39)	(27)
Total comprehensive loss	$ (14,714)	$ (14,550)
Basic net loss per share	$ (0.16)	$ (0.16)
Diluted net loss per share	$ (0.16)	$ (0.16)
Weighted average number of ordinary shares used in computing basic net loss per share	94,598,696	92,917,554
Weighted average number of ordinary shares used in computing diluted net loss per share	94,598,696	92,917,554